Subsequent Events (Details) - USD ($)							1 Months Ended	6 Months Ended
		Sep. 29, 2026	Sep. 08, 2026	Jul. 08, 2026	Jul. 02, 2026	Jun. 30, 2026	Sep. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued						410,205,000		410,205,000		516,364,286
Ordinary shares, par value per share (in Dollars per share)						$ 0.00001		$ 0.00001			$ 0.00001
Ordinary shares, shares authorized						5,000,000,000		5,000,000,000
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds			$ 8,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	[1]					208,333		208,333	208,333
Ordinary shares, shares outstanding	[1]					208,333		208,333	208,333
Ordinary shares, par value per share (in Dollars per share)	[1]					$ 0.0024		$ 0.0024	$ 0.0024
Ordinary shares, shares authorized	[1]					96,000,000		96,000,000	96,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued						208,333		208,333		50,000,000	50,000,000
Ordinary shares, shares outstanding										50,000,000	50,000,000
Ordinary shares, shares authorized						1,000,000,000		1,000,000,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Restricted share						901,408,450		901,408,450
Conversion price per share								$ 0.008875
Ordinary shares issued	[1]					4,638,810		4,638,810	3,628,186
Ordinary shares, shares outstanding	[1]					4,638,810		4,638,810	3,628,186
Ordinary shares, par value per share (in Dollars per share)	[1]					$ 0.0024		$ 0.0024	$ 0.0024
Ordinary shares, shares authorized	[1]					300,000,000		300,000,000	300,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued						4,638,810		4,638,810		466,364,286	451,964,286
Ordinary shares, shares outstanding										466,364,286	451,964,286
Ordinary shares, shares authorized						4,000,000,000		4,000,000,000
Class B Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Share price			$ 0.4
Digital Innovations Group Inc [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares acquired						990,000
Shares acquired in exchange of ordinary shares						$ 2,000,000
Ordinary shares issuable in tranches						$ 500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding indebtedness					$ 8,000,000
Ordinary shares, par value per share (in Dollars per share)				$ 0.00001
Ordinary shares, shares authorized				56,000,000
Shares divided				120,000,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Authorized share capital				$ 1,200,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Authorized share capital				$ 50,000
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued			20,000,000
Ordinary shares, par value per share (in Dollars per share)				$ 0.00001
Authorized share capital				$ 1,200,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds		$ 15,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value per share (in Dollars per share)				$ 0.00001
Unissued shares				40,000,000
Ordinary shares, shares authorized				96,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized				23,040,000,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Restricted share					901,408,450
Conversion price per share					$ 0.008875
Aggregate gross proceeds							$ 23,000,000
Ordinary shares, shares authorized				300,000,000
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized				72,000,000,000
Subsequent Event [Member] | Class B Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Share price		$ 0.5
Ordinary shares, par value per share (in Dollars per share)							$ 0.0024
Issued aggregate shares		30,000,000					50,000,000
Subsequent Event [Member] | Class C Ordinary Shares [Member]
Subsequent Events [Line Items]
Unissued shares				20,000,000
Ordinary shares, shares authorized				48,000,000
Subsequent Event [Member] | Class C Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized				11,520,000,000
Subsequent Event [Member] | Authorized Share Capital [Member]
Subsequent Events [Line Items]
Ordinary shares, par value per share (in Dollars per share)				$ 0.0024
Ordinary shares, shares authorized				20,000,000
Shares divided				500,000,000
Subsequent Event [Member] | Blank Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized				40,000,000
Subsequent Event [Member] | Blank Shares [Member] | Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized				13,440,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).